Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Investment securities
Debt securities held-to-maturity	2	2	2	146
Securities available-for-sale	5,324	5,602	5,158	5,404
Total investment securities	5,326	5,604	5,160	5,550